Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Equity

Note 16. Equity

Ordinary Shares

On January 1, 2018, the Company conducted a public offering of 30,000,000 ordinary shares on the Korea Securities Dealers Automated Quotations (“KOSDAQ”) of Korea Exchange (“KRX”), and 10,409,095 ordinary shares were issued on November 30, 2018.

On November 18, 2019, for a redemption of convertible bonds, 2,888,961 ordinary shares were issued.

On January 10, 2020, for a redemption of convertible bonds, 1,939,480 ordinary shares were issued.

On February 11, 2020, for a redemption of convertible bonds, 2,735,892 ordinary shares were issued.

On November 27, 2024, the Company consummated its initial public offering on the Nasdaq Capital Market of 2,050,000 American Depositary Shares (“ADSs”) at a public offering price of US$4.00 per ADS. Each ADS represents one ordinary share of the Company. The Company’s ordinary shares are also listed on the KOSDAQ of the KRX.

On January 8, 2025, the underwriters exercised the Over-Allotment Option in full to purchase an additional 307,500 ADSs. The closing for the sale of the Over-Allotment ADSs took place on January 14, 2025, resulting in additional gross proceeds of $1,230,000, before underwriting discounts and offering expenses of $100,056.

As of December 31, 2025 and 2024, the Company had 50,330,928 and 50,023,428 shares outstanding, respectively.

Statutory reserve

The Company is required to make appropriations to reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with the PRC GAAP.

Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with the PRC GAAP until the reserve is equal to 50% of the entities’ registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. As of December 31, 2025 and 2024, the balance of the required statutory reserves was $13,580,630 and $12,087,066, respectively.